Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash	₩ 1,076	₩ 1,122
Deposits	1,823,573	3,540,475
Cash and cash equivalents	1,824,649	3,541,597	₩ 4,218,099	₩ 3,336,003
Deposits in banks
Deposits in banks, Time deposits	267,163	2,600
Deposits in banks, Restricted deposits	1,455,444	740,705
Deposits in banks	1,722,607	743,305
Non-current assets
Deposits in banks, Restricted deposits	₩ 11	₩ 11